Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2020
Disclosure of restricted cash and cash equivalents [text block] [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH

	As of December 31,
	2020	2019
Cash on hand	$392,803	$403,017
Cash in bank	8,021,241	5,675,674
Subtotal	8,414,044	6,078,691
Restricted cash	1,715,866	1,609,030
Cash, cash equivalents, and restricted cash	$10,129,910	$7,687,721